LONG-TERM INVESTMENTS	3 Months Ended
Mar. 31, 2020
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

14. LONG-TERM INVESTMENTS

The Group’s long-term investments consist of the following:

	December 31,	December 31,	March 31,
	2018	2019	2020
	RMB	RMB	RMB
			(Unaudited)
Available-for-sales debt security investment
Orange Inc.	41,179	41,857	—
Less: impairment	—	(37,775)	—
Foreign currency translation adjustment	—	(968)	—
	41,179	3,114	—

Equity method investments
Jincheng Consumer Finance (Sichuan) Co., Ltd. (“Jincheng”)	236,642	263,792	270,696
Beijing Gangjian Shoubao Cultural Media Center LLP	—	4,500	4,500
Weiche Information Technology Co., Ltd. (“Weiche”)	2,006	1,530	1,566
	238,648	269,822	276,762

Measurement alternative method investments
ClearVue Pony Holdings Limited. (“ClearVue Pony”)	68,632	—	—
Bai’an Online Property Insurance Co., Ltd. (“Bai’an”)	1,423	—	—
	70,055	—	—

Total long-term investments	349,882	272,936	276,762

Major investments of the Company during the year ended December 31, 2018 and 2019, and the three months ended March 31, 2020, are summarized as follows:

Investment accounted for as available-for-sale debt security investment

Investment in Orange Inc.

In June 2017, the Group subscribed convertible preferred shares of Orange Inc., a technology company, for a consideration of US$6  million. The Group’s investment represented 10.26% of the equity interests, on an if-converted basis. The preferred shares were not considered in-substance ordinary shares as they provide substantive redemption rights, liquidation rights and fixed dividends to the Group, which are not available to ordinary shareholders. Thus the investment was classified as an available-for-sale investment in debt securities. As Orange Inc. incurred continuous losses starting from 2019 and began to liquidate the business in June 2019, the Company recorded other-than-temporary impairment of US$5.6 million (equivalent to RMB 38.7 million) as of December 31, 2019. As of March 31, 2020 , Orange Inc. had completed the liquidation process, and the Company was entitled to a total of RMB 3.1 million residual profit distribution, of which RMB 2.7 million had been received.

14. LONG-TERM INVESMENTS (CONTINUED)

Investments accounted for using equity method

Investment in Jincheng

In September 2017, the Company invested in Jincheng, a professional consumer financial service company. The Company acquired 19% ordinary equity interest with a total consideration of RMB 233.0 million. The Company exercises significant influence in Jincheng and therefore accounts for this as a long-term investment using equity method. In 2019, dividends of RMB 4.4 million was received from Jincheng.

Investment in Beijing Gangjian Shoubao Cultural Media Center LLP

In April 2019, the Company invested in Beijing Gangjian Shoubao Cultural Media Center LLP, focusing on advertising and media business. The Company is one of the limited partners and does not have control of the partnership. The investee has not started to operate yet.

Investment in Weiche

In May 2018, the Company invested in Weiche, a professional information technology company focusing on technology development and technology consulting service. The Company acquired 40% ordinary equity interest with a total consideration of RMB 3 million. The Company exercises significant influence in Weiche and therefore accounts for this as a long-term investment using equity method.

Investments accounted for using a measurement alternative

The Group does not have significant influence over these equity investments which do not have readily determinable market value, and therefore accounted for these investments using a measurement alternative.

Investment in ClearVue Pony

The Company’s wholly-owned subsidiary Xin Limited entered into an agreement with ClearVue Partner II, L.P to establish ClearVue Pony to invest in Pony AI, a technology company focusing on automobiles pilotless system. After the transaction, the Company held 23.8% ownership with a consideration of US$10 million. Since the Company did not appoint Board member in ClearVue Pony and could not exercise significant influence, this investment accounted for as long-term investment using measurement alternative. In April 2019, the Company disposed the investment for a total cash consideration of US$16 million, with a net investment gain of US$4.3 million (equivalent to RMB29.5 million) recorded in gains from disposal of long-term investment, net on the Consolidated Statement of Comprehensive Loss.

Investment in Bai’an

In April 2019, the Company disposed the investment in Bai’an for a total cash consideration of RMB0.2 million, with the investment loss of RMB1.2 million recorded in gain from disposal of long-term investment, net on the Consolidated Statement of Comprehensive Loss.